COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($)
Other Commitments [Line Items]
Installments And Newbuilding Supervision Fees Paid	$ 302.7
Newbuilding installment Commitments	964.1
Newbuilding installment Commitments Due in next twelve months	345.0
Newbuilding installment Commitments Due in Two years	$ 620.0
Number of VLCC newbuildings at STX	4
Special Purpose Entities [Member] | Minimum [Member]
Other Commitments [Line Items]
Leased back on charters	8 years
Special Purpose Entities [Member] | Maximum [Member]
Other Commitments [Line Items]
Leased back on charters	12 years 6 months
VLCC Vessels [Member]
Other Commitments [Line Items]
number of newbuild vessels	8
Number of Newbuild options	2
Suezmax [Member]
Other Commitments [Line Items]
number of newbuild vessels	8
LR2 tanker [Member]
Other Commitments [Line Items]
number of newbuild vessels	8